Comparative figures	12 Months Ended
Jun. 30, 2019
Comparative figures
Comparative figures

23    Comparative figures

The Group has initially applied IFRS 15 and IFRS 9 at July 1, 2018. Under the cumulative effect method, comparative information is not restated. Further details of the changes in accounting policies are disclosed in note 3.